22. Provision for contingencies (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
ProvisionForContingenciesLineItems [Line Items]
Judicial deposits	R$ 563	R$ 795
Tax [member]
ProvisionForContingenciesLineItems [Line Items]
Judicial deposits	123	242
Labor [member]
ProvisionForContingenciesLineItems [Line Items]
Judicial deposits	407	474
Civil and other [member]
ProvisionForContingenciesLineItems [Line Items]
Judicial deposits	R$ 33	R$ 79